SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - Share repurchase program 2025 expansion [Member] $ in Thousands	Mar. 31, 2025 USD ($)
Subsequent Event [Line Items]
Additional authorized share repurchase amount	$ 50,000
Total authorized share repurchase amount	$ 125,000